GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, Wisconsin 53202
Phone (414) 273-3500       Fax (414) 273-5198

March 31, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Luxemburg Bancshares, Inc. (SEC File No. 0-22471)

Ladies and Gentlemen:

Attached for filing on behalf of Luxemburg Bancshares, Inc. (the “Company”), please find the Company’s Form 10-KSB for the fiscal year ended December 31, 2004.  If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kathy A. Hayes

Kathy A. Hayes
Paralegal

cc:

John A. Slatky

Sheri L. Knope

Larry D. Lieberman